RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement [Line Items]
Salaries, benefits, and consulting fees	$ 243	$ 190	$ 742	$ 523
ICC [Member]
Statement [Line Items]
Salaries, benefits, and consulting fees			$ 180	$ 166